UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
September 30, 2015

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone Alternative Alpha ETF

AlphaClone Alternative Alpha ETF

PORTFOLIO ALLOCATION
As of September 30, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	46.9%
Finance and Insurance	13.2
Information	9.9
Transportation and Warehousing	5.4
Real Estate Investment Trusts	4.5
Professional, Scientific, and Technical Services	4.3
Construction	3.4
Retail Trade	3.3
Accommodation and Food Services	3.0
Health Care and Social Assistance	2.1
Other Assets in Excess of Liabilities	1.5
Mining, Quarrying, Oil and Gas Extraction	1.2
Wholesale Trade	1.2
Short-Term Investments	0.1
100.0%

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS – 93.9%

	Accommodation and Food Services – 3.0%
235,860	Caesars Entertainment Corporation (a)+	$1,389,216
30,106	Darden Restaurants, Inc.+	2,063,465
179,779	Dennys Corporation (a)+	1,982,962
		5,435,643
	Construction – 3.4%
29,120	Dycom Industries, Inc. (a)+	2,107,123
40,513	Lennar Corporation+	1,949,891
1,379	NVR, Inc. (a)+	2,103,278
		6,160,292
	Finance and Insurance – 13.2%
50,887	Bank of New York Mellon Corporation+	1,992,226
15,238	Berkshire Hathaway, Inc. (a)+	1,987,035
13,718	FleetCor Technologies, Inc. (a)+	1,887,871
11,001	Goldman Sachs Group, Inc.+	1,911,534
116,069	Green Dot Corporation (a)+	2,042,814
35,973	HDFC Bank, Ltd. – ADR+	2,197,591
52,111	Interactive Brokers Group, Inc.+	2,056,821
41,221	Lazard, Ltd.+	1,784,869
26,855	Macquarie Infrastructure Corporation+	2,004,994
28,247	Medtronic plc+	1,890,854
38,451	Wells Fargo & Company+	1,974,459
111,679	Western Union Company+	2,050,427
		23,781,495
	Health Care and Social Assistance – 2.1%
23,339	HCA Holdings, Inc. (a)+	1,805,505
17,330	Laboratory Corporation of America Holdings (a)+	1,879,785
		3,685,290
	Information – 9.9%
112,497	America Movil SAB de CV – ADR+	1,861,825
11,411	Charter Communications, Inc. (a)+	2,006,624
23,113	Facebook, Inc. (a)+	2,077,859
98,330	GTT Communications, Inc. (a)+	2,287,156
17,175	NetEase, Inc. – ADR+	2,063,061
17,641	Netflix, Inc. (a)+	1,821,610

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Information (Continued)
21,109	Time Warner Cable, Inc.+	$3,786,321
93,987	Web.com Group, Inc. (a)+	1,981,246
		17,885,702
	Manufacturing – 46.9%
25,419	Allergan plc (a)+	6,909,138
42,730	Altera Corporation+	2,139,918
88,570	Apple, Inc.+	9,769,271
78,466	AtriCure, Inc. (a)+	1,719,190
16,432	Avago Technologies, Ltd.+	2,054,164
167,551	Axovant Sciences, Ltd. (a)+	2,164,759
145,019	Builders FirstSource, Inc. (a)+	1,838,841
16,876	Celgene Corporation (a)+	1,825,477
27,285	Clovis Oncology, Inc. (a)+	2,509,129
49,575	ConAgra Foods, Inc.+	2,008,283
16,356	Constellation Brands, Inc.+	2,047,935
23,466	Danaher Corporation+	1,999,538
14,248	Edwards Lifesciences Corporation (a)+	2,025,638
24,796	Eli Lilly & Company+	2,075,177
14,317	General Dynamics Corporation+	1,975,030
72,638	General Motors Company	2,180,593
19,236	Gilead Sciences, Inc.+	1,888,783
52,788	Hologic, Inc. (a)+	2,065,594
259,125	Horizon Pharma plc (a)+	5,135,858
132,320	Micron Technology, Inc. (a)+	1,982,154
54,870	Patrick Industries, Inc. (a)+	2,166,816
22,185	PepsiCo, Inc.+	2,092,046
36,192	QUALCOMM, Inc.+	1,944,596
14,569	Skechers U.S.A., Inc. (a)+	1,953,412
40,060	Spirit AeroSystems Holdings, Inc. (a)+	1,936,500
16,865	TransDigm Group, Inc. (a)+	3,582,295
12,993	United Therapeutics Corporation (a)+	1,705,201
50,657	Valeant Pharmaceuticals International, Inc. (a)+	9,036,196
166,333	Wabash National Corporation (a)+	1,761,466
24,789	Zebra Technologies Corporation (a)+	1,897,598
		84,390,596

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Mining, Quarrying, and Oil and Gas Extraction – 1.2%
27,693	Phillips 66+	$2,127,930

	Professional, Scientific, and Technical Services – 4.3%
13,643	Baidu, Inc. – ADR (a)+	1,874,685
13,147	Biogen Idec, Inc. (a)+	3,836,426
18,314	Incyte Corporation (a)+	2,020,583
		7,731,694
	Retail Trade – 3.3%
25,063	L Brands, Inc.+	2,258,928
45,165	Walgreens Boots Alliance, Inc.+	3,753,212
		6,012,140
	Transportation and Warehousing – 5.4%
50,321	Atlas Air Worldwide Holdings, Inc. (a)+	1,739,094
47,392	Delta Air Lines, Inc.+	2,126,479
17,654	Expedia, Inc.+	2,077,523
35,916	Norwegian Cruise Line Holdings, Ltd. (a)+	2,057,987
43,706	Williams Companies, Inc.+	1,610,566
		9,611,649
	Wholesale Trade – 1.2%
8,651	O’Reilly Automotive, Inc. (a)+	2,162,751
	TOTAL COMMON STOCKS (Cost $181,535,654)	168,985,182

REAL ESTATE INVESTMENT TRUSTS – 4.5%
7,887	Equinix, Inc.+	2,156,306
32,553	Simon Property Group, Inc.+	5,980,637
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $8,149,250)	8,136,943

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)

Shares		Value

SHORT-TERM INVESTMENTS – 0.1%

133,577	Invesco STIT – Liquid Assets Portfolio
	Institutional Class, 0.02%*+	$133,577
	TOTAL SHORT-TERM INVESTMENTS (Cost $133,577)	133,577
	Total Investments (Cost $189,818,481) – 98.5%	177,255,702
	Other Assets in Excess of Liabilities – 1.5%	2,649,451
	NET ASSETS – 100.0%	$179,905,153

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of September 30, 2015.
(a)	Non-income producing security.
+	All or a portion of the security has been pledged in connection with open short securities.
ADR	American Depository Receipt

SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2015 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS – 102.7%

964,462	SPDR S&P 500 ETF Trust	$184,819,853
	TOTAL EXCHANGE TRADED FUNDS (Cost $188,471,850)	184,819,853
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $188,471,850) – 102.7%	$184,819,853

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF ASSETS & LIABILITIES
At September 30, 2015 (Unaudited)

ASSETS
Investments in securities, at value (Cost $189,818,481)	$177,255,702
Cash	11,029
Deposit at broker for securities sold short	188,600,178
Total assets	365,866,909

LIABILITIES
Securities sold short, at value (proceeds $188,471,850)	184,819,853
Dividends payable from securities sold short	996,704
Management fees payable	145,199
Total liabilities	185,961,756

NET ASSETS	$179,905,153

Net assets consist of:
Paid-in capital	$199,800,340
Undistributed (accumulated) net investment income (loss)	(1,111,878)
Accumulated net realized gain (loss) on investments	(9,872,527)
Net unrealized appreciation (depreciation) on:
Investments	(12,562,779)
Securities sold short	3,651,997
Net assets	$179,905,153

Net asset value:
Net assets	$179,905,153
Shares outstanding^	4,450,000
Net asset value, offering and redemption price per share	$40.43

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$924,319
Interest	91
Total investment income	924,410

EXPENSES:
Dividends on securities sold short	996,704
Management fees	801,848
Total expenses	1,798,552
Net investment income (loss)	(874,142)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(7,594,968)
Securities sold short	58,692
Change in unrealized appreciation (depreciation) on:
Investments in securities	(18,010,822)
Securities sold short	3,651,997
Net realized and unrealized gain (loss) on investments	(21,895,101)
Net increase (decrease) in net assets
resulting from operations	$(22,769,243)

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	September 30, 2015	March 31, 2015
	(Unaudited)
OPERATIONS
Net investment income (loss)	$(874,142)	$(121,951)
Net realized gain (loss) on:
Investments in securities	(7,594,968)	10,065,302
Securities sold short	58,692	—
Change in unrealized appreciation
(depreciation) on:
Investments in securities	(18,010,822)	5,920,681
Securities sold short	3,651,997	—
Net increase (decrease) in net
assets resulting from operations	(22,769,243)	15,864,032

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(8,998)
Total distributions to shareholders	—	(8,998)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived from net share
transactions (a)	71,653,750	27,678,580
Net increase (decrease) in net assets	$48,884,507	$43,533,614
NET ASSETS
Beginning of period/year	$131,020,646	$87,487,032
End of period/year	$179,905,153	$131,020,646
Undistributed (accumulated) net
investment income (loss)	$(1,111,878)	$(237,736)

(a)	A summary of capital share transactions is as follows:

	Six Months Ended		Year Ended
	September 30, 2015		March 31, 2015
	(Unaudited)
	Shares	Amount	Shares	Amount
Subscriptions	2,600,000	$119,437,695	5,500,000	$228,110,880
Redemptions	(1,050,000)	(47,783,945)	(4,900,000)	(200,432,300)
	1,550,000	$71,653,750	600,000	$27,678,580

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	September 30,		March 31,	March 31,	March 31,
	2015		2015	2014	2013(1)
	(Unaudited)
Net asset value,
beginning of period/year	$45.18		$38.04	$30.81	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.23)		(0.06)	0.03	0.09
Net realized and unrealized
gain (loss) on investments	(4.52)		7.20	7.58	5.78
Total from investment operations	(4.75)		7.14	7.61	5.87

LESS DISTRIBUTIONS:
Distributions from:
Net investment income	—		— (5)	— (5)	(0.06)
Net realized gain	—		—	(0.38)	—
Total distributions	—		—	(0.38)	(0.06)

Net asset value, end of period/year	$40.43		$45.18	$38.04	$30.81
Total return	(10.52	)%(3)	18.78%	24.79%	23.51	%(3)

SUPPLEMENTAL DATA:
Net assets at end
of period/year (000’s)	$179,905		$131,021	$87,487	$10,782

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	2.13	%(4)	0.95%	0.95%	0.95	%(4)
Expenses excluding
dividend expense on short
positions to average net assets	0.95	%(4)	0.95%	0.95%	0.95	%(4)
Net investment income
to average net assets	(1.03	)%(4)	(0.14)%	0.08%	0.35	%(4)
Net investment income excluding
dividend expense on short
positions to average net assets	0.15	%(4)	(0.14)%	0.08%	0.35	%(4)

Portfolio turnover rate(6)	93	%(3)	78%	66%	205	%(3)

(1)	Commencement of operations on May 30, 2012.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Less than $0.005 per share.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before fees and expenses, track the AlphaClone Hedge Fund Downside Hedged Index (the “Index”). The Fund commenced operations on May 30, 2012.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units of $200. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received for the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic foreign common stocks, preferred stocks, exchange traded funds, exchange traded notes, real estate investment trusts and securities sold short that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (The “board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of the shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of the six months ended September 30, 2015, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$168,985,182	$—	$—	$168,985,182
Real Estate
Investment Trusts	8,136,943	—	—	8,136,943
Short-Term
Investments	133,577	—	—	133,577
Total Investments
in Securities	$177,255,702	$—	$—	$177,255,702

Liabilities – Securities
Sold Short^	Level 1	Level 2	Level 3	Total
Exchange
Traded Funds	$184,819,853	$—	$—	$184,819,853
Total Liabilities –
Securities Sold Short	$184,819,853	$—	$—	$184,819,853

^	See Schedule of Investments for breakout of investments by industry classification.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

Transfers between levels are recognized at the end of the reporting period.  During the six months ended September 30, 2015, the Fund did not recognize any transfers to or from Level 1, 2, or 3.  The Fund did not invest in any Level 3 investments during the year.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required. As of and during the six months ended September 30, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the six months ended September 30, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2015, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At March 31, 2015 the Funds post-October capital and late year ordinary loss was $2,061,355 and $237,736, respectively.  At March 31, 2015, the Fund had $104,709 in short-term capital loss carryforward available for Federal income tax purposes, with an indefinite expiration.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Short Positions. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for their short positions, the Fund maintains segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2 A above. The Fund’s receivable from broker for securities sold short is with one major security dealer.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to September 30, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.	Recent Accounting Pronouncements. In June 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

2014-11 requires repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings to be accounted for as secured borrowings. In addition, ASU No. 2014-11 eliminates sale accounting for repurchase-to-maturity transactions and supersedes the guidance under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement. The new disclosure requires disclosures for transactions economically similar to repurchase agreements when the transferor retains substantially all of the exposure to the economic return of the transferred financials assets throughout the term of the transactions. Lastly, the update expands disclosures about the nature of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. ASU No. 2014-11 requires disclosures to make financial statements that are prepared under US GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). New disclosures are required for annual reporting periods beginning on or after December 15, 2014, and interim periods within those annual periods.

In May 2015, the FASB issued ASU No. 2015-07, which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The guidance is effective for fiscal years beginning after December 15, 2015 and for interim periods within those years and early adoption is permitted.

Management is currently evaluating the implications of these changes and their impact on the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisors, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

unitary management fee. For services provided to the Fund, the Fund pays the Adviser 0.95% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the processing and payment of the Fund’s expenses and serves as the fund accountant. USBFS also serves as the transfer agent to the Fund.  U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2015, purchases and sales of securities for the Fund were excluding short-term securities and in-kind transactions are as follows:

	Purchases	Sales
AlphaClone Alternative Alpha ETF	$157,494,981	$160,407,256

For the six months ended September 30, 2015, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
AlphaClone Alternative Alpha ETF	$119,264,859	$42,800,685

There were no purchases or sales of U.S. Government securities during the year.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

NOTE 5 – TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2015 was as follows:

Tax cost of investments	$125,747,481
Gross tax unrealized appreciation	8,486,936
Gross tax unrealized depreciation	(3,209,080)
Net unrealized appreciation/(depreciation)	5,277,856
Undistributed Ordinary Income	—
Undistributed long term capital gains	—
Total distributable earnings	—
Other accumulated gain/(loss)	(2,403,800)
Total accumulated gain/(loss)	$2,874,056

The difference between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sale losses in security transactions.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the six months ended September 30, 2015 and year ended March 31, 2015 were as follows:

	Six Months Ended	Year Ended
	September 30, 2015	March 31, 2015
Ordinary Income	$—	$8,998

AlphaClone Alternative Alpha ETF

EXPENSE EXAMPLE
For the Six Months Ended September 30, 2015 (Unaudited)

As a shareholder of AlphaClone Alternative Alpha ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2015	September 30, 2015	During the Period(1)
Actual(2)	$1,000.00	$ 894.80	$10.09
Hypothetical (5% annual	$1,000.00	$1,020.25	$ 4.80
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve month period, 366 days.

(2)	Excluding dividends and interest on short positions, your actual cost of investments in the Fund would be $4.50 and the Fund’s annualized expense ratio would be 0.95%.

AlphaClone Alternative Alpha ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Funds files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at http://www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending December 31 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004. Furthermore, you can obtain the SAI by accessing the SEC’s website at www.sec.gov or by accessing Fund’s website at www.alphaclonefunds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trades on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Funds’ website at www.alphaclonefunds.com.

AlphaClone Alternative Alpha ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser

Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Vident Investment Advisory, LLC
89 Headquarters Plaza, North Tower, Suite 334
Morristown, New Jersey 07960

Index Provider
AlphaClone
One Market Street
Steuart Tower, Suite 1208
San Francisco, California 94105

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*       /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)

Date     December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date     December 2, 2015

By (Signature and Title)*       /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     December 2, 2015

* Print the name and title of each signing officer under his or her signature.